Financial instruments	6 Months Ended
Jun. 30, 2020
Financial instruments
30 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
■ Concentration of credit risk;
■ Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes);
■ Fair value option; and
■ Disclosures about fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information on the Group’s concentrations of credit risk.
Fair value measurement
A significant portion of the Group’s financial instruments is carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information on fair value measurement of financial instruments and the definition of the levels of the fair value hierarchy.
Qualitative disclosures of valuation techniques
Information on the valuation techniques and significant unobservable inputs of the various financial instruments and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information on the Group’s valuation techniques.
Assets and liabilities measured at fair value on a recurring basis
end of 2Q20	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	368	0	–		–		368
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	78,448	0	–		–		78,448
Securities received as collateral	36,103	6,206	170	–		–		42,479
Trading assets	78,170	190,495	8,797	(121,242)		510		156,730
of which debt securities	16,139	51,625	3,198	–		–		70,962
of which foreign governments	15,775	11,180	163	–		–		27,118
of which corporates	41	9,431	1,642	–		–		11,114
of which RMBS	0	28,377	1,102	–		–		29,479
of which equity securities	52,379	2,201	142	–		510		55,232
of which derivatives	7,353	135,622	4,101	(121,242)		–		25,834
of which interest rate products	2,940	83,790	639	–		–		–
of which foreign exchange products	180	24,676	138	–		–		–
of which equity/index-related products	4,220	21,252	1,067	–		–		–
of which credit derivatives	0	4,928	1,172	–		–		–
of which other derivatives	5	142	1,085	–		–		–
of which other trading assets	2,299	1,047	1,356	–		–		4,702
Investment securities	2	487	0	–		–		489
Other investments	16	7	2,839	–		871		3,733
of which other equity investments	16	6	1,765	–		514		2,301
of which life finance instruments	0	1	1,066	–		–		1,067
Loans	0	9,718	3,513	–		–		13,231
of which commercial and industrial loans	0	3,624	1,473	–		–		5,097
of which financial institutions	0	3,803	1,100	–		–		4,903
of which government and public institutions	0	1,980	447	–		–		2,427
Other intangible assets (mortgage servicing rights)	0	0	209	–		–		209
Other assets	127	7,575	2,581	(962)		–		9,321
of which loans held-for-sale	0	4,421	2,304	–		–		6,725
Total assets at fair value	114,418	293,304	18,109	(122,204)		1,381		305,008
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q20	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	484	0	–		–		484
Customer deposits	0	3,170	433	–		–		3,603
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	17,379	0	–		–		17,379
Obligation to return securities received as collateral	36,103	6,206	170	–		–		42,479
Trading liabilities	31,233	138,714	3,727	(129,640)		6		44,040
of which debt securities	2,906	4,700	0	–		–		7,606
of which foreign governments	3,395	415	0	–		–		3,810
of which equity securities	20,717	207	70	–		6		21,000
of which derivatives	7,610	133,807	3,657	(129,640)		–		15,434
of which interest rate products	2,886	81,916	211	–		–		–
of which foreign exchange products	175	27,592	92	–		–		–
of which equity/index-related products	4,531	18,117	1,401	–		–		–
of which credit derivatives	0	5,191	1,558	–		–		–
Short-term borrowings	0	11,599	480	–		–		12,079
Long-term debt	0	60,307	8,491	–		–		68,798
of which structured notes over one year and up to two years	0	11,783	756	–		–		12,539
of which structured notes over two years	0	28,148	6,546	–		–		34,694
of which high-trigger instruments	0	7,914	0	–		–		7,914
of which non-recourse liabilities	0	1,148	655	–		–		1,803
Other liabilities	3	6,301	1,201	(121)		–		7,384
Total liabilities at fair value	67,339	244,160	14,502	(129,761)		6		196,246
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q19	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	356	0	–		–		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	85,556	0	–		–		85,556
Securities received as collateral	36,438	3,780	1	–		–		40,219
Trading assets	85,559	157,151	7,885	(97,606)		808		153,797
of which debt securities	19,430	45,641	1,923	–		–		66,994
of which foreign governments	19,281	7,484	198	–		–		26,963
of which corporates	16	10,905	1,128	–		–		12,049
of which RMBS	0	23,199	317	–		–		23,516
of which equity securities	60,675	2,862	197	–		808		64,542
of which derivatives	3,539	108,264	3,534	(97,606)		–		17,731
of which interest rate products	1,091	66,764	554	–		–		–
of which foreign exchange products	23	21,754	152	–		–		–
of which equity/index-related products	2,417	13,918	1,040	–		–		–
of which credit derivatives	0	5,336	879	–		–		–
of which other derivatives	5	66	909	–		–		–
of which other trading assets	1,915	384	2,231	–		–		4,530
Investment securities	2	1,004	0	–		–		1,006
Other investments	24	5	2,523	–		998		3,550
of which other equity investments	24	5	1,463	–		589		2,081
of which life finance instruments	0	0	1,052	–		–		1,052
Loans	0	8,945	3,717	–		–		12,662
of which commercial and industrial loans	0	2,491	1,283	–		–		3,774
of which financial institutions	0	3,730	1,201	–		–		4,931
of which government and public institutions	0	2,200	831			–		3,031
Other intangible assets (mortgage servicing rights)	0	0	244	–		–		244
Other assets	101	8,902	1,846	(447)		–		10,402
of which loans held-for-sale	0	6,594	1,619	–		–		8,213
Total assets at fair value	122,124	265,699	16,216	(98,053)		1,806		307,792
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q19	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	322	0	–		–		322
Customer deposits	0	2,865	474	–		–		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,715	0	–		–		10,715
Obligation to return securities received as collateral	36,438	3,780	1	–		–		40,219
Trading liabilities	23,010	115,062	3,854	(103,742)		2		38,186
of which debt securities	3,636	5,286	0	–		–		8,922
of which foreign governments	3,544	345	0	–		–		3,889
of which equity securities	15,628	109	53	–		2		15,792
of which derivatives	3,746	109,667	3,801	(103,742)		–		13,472
of which interest rate products	1,101	64,643	167	–		–		–
of which foreign exchange products	31	26,156	98	–		–		–
of which equity/index-related products	2,603	12,518	1,921	–		–		–
of which credit derivatives	0	5,963	1,211	–		–		–
Short-term borrowings	0	10,336	997	–		–		11,333
Long-term debt	0	57,721	12,610	–		–		70,331
of which structured notes over one year and up to two years	0	9,291	891	–		–		10,182
of which structured notes over two years	0	27,626	11,458	–		–		39,084
of which high-trigger instruments	0	7,589	5					7,594
of which other subordinated bonds	0	5,502	0	–		–		5,502
Other liabilities	0	6,654	1,385	(148)		–		7,891
Total liabilities at fair value	59,448	207,455	19,321	(103,890)		2		182,336
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M20	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	173	(1)	0	0	0	0	0	0	0	0	(3)	170	0
Trading assets	7,885	2,489	(1,502)	4,272	(4,657)	1,290	(1,625)	169	796	(1)	0	0	0	(319)	8,797	1,076
of which debt securities	1,923	1,654	(708)	2,527	(2,000)	0	0	59	(122)	0	0	0	0	(135)	3,198	(19)
of which foreign governments	198	32	(2)	33	(49)	0	0	1	(5)	0	0	0	0	(45)	163	(5)
of which corporates	1,128	559	(564)	1,718	(1,230)	0	0	67	42	0	0	0	0	(78)	1,642	96
of which RMBS	317	902	(70)	557	(525)	0	0	(4)	(70)	0	0	0	0	(5)	1,102	(55)
of which equity securities	197	16	(21)	38	(18)	0	0	0	(67)	0	0	0	0	(3)	142	85
of which derivatives	3,534	719	(629)	0	0	1,290	(1,606)	111	834	(1)	0	0	0	(151)	4,101	999
of which interest rate products	554	99	(69)	0	0	81	(49)	(22)	71	(1)	0	0	0	(25)	639	108
of which foreign exchange derivatives	152	21	(15)	0	0	9	(24)	(2)	0	0	0	0	0	(3)	138	(5)
of which equity/index-related products	1,040	220	(240)	0	0	345	(597)	35	345	0	0	0	0	(81)	1,067	361
of which credit derivatives	879	379	(305)	0	0	700	(771)	100	211	0	0	0	0	(21)	1,172	325
of which other derivatives	909	0	0	0	0	155	(165)	0	207	0	0	0	0	(21)	1,085	210
of which other trading assets	2,231	100	(144)	1,707	(2,639)	0	(19)	(1)	151	0	0	0	0	(30)	1,356	11
Other investments	2,523	2	0	371	(107)	0	0	0	95	0	(19)	0	0	(26)	2,839	38
of which other equity investments	1,463	1	0	354	(19)	0	0	0	(11)	0	(18)	0	0	(5)	1,765	(35)
of which life finance instruments	1,052	0	0	17	(88)	0	0	0	106	0	0	0	0	(21)	1,066	74
Loans [2]	3,835	641	(375)	90	(479)	742	(569)	38	(336)	0	0	0	0	(74)	3,513	(296)
of which commercial and industrial loans [2]	1,401	390	(137)	45	(282)	447	(173)	3	(194)	0	0	0	0	(27)	1,473	(205)
of which financial institutions	1,201	44	(94)	0	(32)	275	(211)	13	(70)	0	0	0	0	(26)	1,100	(77)
of which government and public institutions	831	15	(144)	0	(163)	3	(56)	22	(47)	0	0	0	0	(14)	447	(8)
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(31)	0	0	(4)	209	(31)
Other assets	1,846	1,432	(383)	2,400	(2,260)	282	(543)	16	(60)	0	0	0	0	(149)	2,581	(6)
of which loans held-for-sale	1,619	1,409	(339)	2,373	(2,259)	282	(543)	(8)	(87)	0	0	0	0	(143)	2,304	(87)
Total assets at fair value	16,334	4,564	(2,260)	7,306	(7,504)	2,314	(2,737)	223	495	(1)	(50)	0	0	(575)	18,109	781
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	35	0	0	0	(22)	(27)	433	9
Obligation to return securities received as collateral	1	0	0	173	(1)	0	0	0	0	0	0	0	0	(3)	170	0
Trading liabilities	3,854	513	(904)	210	(195)	1,602	(1,276)	184	(151)	(5)	0	0	0	(105)	3,727	577
of which equity securities	53	16	0	207	(189)	0	0	0	(15)	0	0	0	0	(2)	70	0
of which derivatives	3,801	497	(904)	0	(3)	1,602	(1,276)	184	(136)	(5)	0	0	0	(103)	3,657	575
of which interest rate derivatives	167	37	(37)	0	0	16	(25)	(1)	64	(5)	0	0	0	(5)	211	84
of which foreign exchange derivatives	98	2	(1)	0	0	10	(56)	0	42	0	0	0	0	(3)	92	47
of which equity/index-related derivatives	1,921	126	(493)	0	0	585	(486)	69	(262)	0	0	0	0	(59)	1,401	274
of which credit derivatives	1,211	333	(373)	0	0	896	(574)	117	(21)	0	0	0	0	(31)	1,558	135
Short-term borrowings	997	52	(200)	0	0	470	(706)	(2)	(118)	0	0	0	0	(13)	480	(40)
Long-term debt	12,610	1,843	(5,514)	0	0	4,294	(3,614)	461	(1,241)	0	0	87	(166)	(269)	8,491	(110)
of which structured notes over one year and up to two years	891	186	(423)	0	0	632	(435)	28	(111)	0	0	1	5	(18)	756	(30)
of which structured notes over two years	11,458	707	(5,077)	0	0	3,631	(3,140)	433	(1,138)	0	0	87	(170)	(245)	6,546	(89)
of which high-trigger instruments	5	0	0	0	0	0	(5)	0	0	0	0	0	0	0	0	0
Other liabilities	1,385	168	(112)	195	(227)	64	(289)	(27)	(15)	0	86	0	0	(27)	1,201	43
Total liabilities at fair value	19,321	2,576	(6,730)	578	(423)	6,430	(5,912)	616	(1,490)	(5)	86	87	(188)	(444)	14,502	479
Net assets/(liabilities) at fair value	(2,987)	1,988	4,470	6,728	(7,081)	(4,116)	3,175	(393)	1,985	4	(136)	(87)	188	(131)	3,607	302
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M20, changes in net unrealized gains/(losses) of CHF 289 million and CHF (36) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (49) million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 118 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
											Trading revenues			Other revenues		Accumulated other comprehensive income
6M19	Balance at beginning of period	Transfers in		Transfers out	Purchases	Sales	Issuances		Settlements		On transfers out	On all other		On transfers out	On all other	On transfers out	On all other		Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	30	0		0	0	(26)	0		0		0	0		0	0	0	0		0	4	0
Trading assets	8,980	705		(1,697)	8,831	(9,435)	556		(838)		(75)	721		0	0	0	0		(96)	7,652	710
of which debt securities	2,242	484		(874)	1,597	(1,777)	0		0		16	50		0	0	0	0		(27)	1,711	163
of which foreign governments	232	0		(43)	68	(56)	0		0		3	3		0	0	0	0		(1)	206	1
of which corporates	1,260	384		(568)	1,055	(1,234)	0		0		16	6		0	0	0	0		(18)	901	158
of which RMBS	432	52		(216)	421	(379)	0		0		(1)	41		0	0	0	0		(5)	345	0
of which equity securities	132	39		(37)	57	(38)	0		0		0	4		0	0	0	0		(2)	155	(1)
of which derivatives	3,298	140		(417)	0	0	556		(818)		(88)	405		0	0	0	0		(42)	3,034	507
of which interest rate products	507	23		(9)	0	0	52		(42)		2	(6)		0	0	0	0		(15)	512	(31)
of which foreign exchange derivatives	258	11		(10)	0	0	8		(9)		0	(30)		0	0	0	0		(3)	225	(17)
of which equity/index-related products	1,054	48		(333)	0	0	199		(259)		(84)	133		0	0	0	0		(6)	752	289
of which credit derivatives	673	58		(65)	0	0	150		(360)		(7)	211		0	0	0	0		(7)	653	140
of which other derivatives	806	0		0	0	0	147		(148)		1	97		0	0	0	0		(11)	892	126
of which other trading assets	3,308	42		(369)	7,177	(7,620)	0		(20)		(3)	262		0	0	0	0		(25)	2,752	41
Other investments	1,309	48		(5)	33	(110)	0		0		0	100		0	6	0	0		(12)	1,369	207
of which life finance instruments	1,067	0		0	20	(88)	0		0		0	96		0	0	0	0		(10)	1,085	98
Loans	4,324	296		(320)	19	(190)	769		(726)		8	20		0	0	0	0		(37)	4,163	30
of which commercial and industrial loans	1,949	81		(184)	19	(118)	76		(198)		5	1		0	0	0	0		(13)	1,618	21
of which financial institutions	1,391	215		0	0	(71)	185		(503)		(1)	15		0	0	0	0		(4)	1,227	14
of which government and public institutions	446	0		(58)	0	(1)	248		(14)		3	(9)		0	0	0	0		(10)	605	(15)
of which real estate	515	0		(78)	0	0	260		(11)		1	10		0	0	0	0		(10)	687	10
Other intangible assets (mortgage servicing rights)	163	0		0	9	0	0		0		0	0		0	(7)	0	0		(3)	162	(7)
Other assets	1,543	102		(178)	938	(808)	290		(178)		0	24		0	0	0	0		(15)	1,718	0
of which loans held-for-sale	1,235	96		(125)	903	(805)	290		(178)		1	45		0	0	0	0		(13)	1,449	10
Total assets at fair value	16,349	1,151		(2,200)	9,830	(10,569)	1,615		(1,742)		(67)	865		0	(1)	0	0		(163)	15,068	940
Liabilities (CHF million)
Customer deposits	453	0		0	0	0	0		0		0	31		0	0	0	32		(21)	495	31
Obligation to return securities received as collateral	30	0		0	0	(26)	0		0		0	0		0	0	0	0		0	4	0
Trading liabilities	3,589	195		(405)	388	(402)	1,091		(1,483)		81	400		0	0	0	0		(35)	3,419	594
of which debt securities	25	9		(8)	12	(32)	0		0		0	0		0	0	0	0		0	6	0
of which equity securities	37	9		0	376	(368)	0		0		0	(1)		0	0	0	0		0	53	0
of which derivatives	3,527	177		(397)	0	(2)	1,091		(1,483)		81	401		0	0	0	0		(35)	3,360	594
of which interest rate derivatives	189	5		(2)	0	0	21		(17)		0	23		0	0	0	0		(3)	216	28
of which foreign exchange derivatives	160	14		(10)	0	0	2		(24)		(1)	(9)		0	0	0	0		1	133	(12)
of which equity/index-related derivatives	1,500	77		(303)	0	0	380		(504)		78	239		0	0	0	0		(18)	1,449	539
of which credit derivatives	1,140	81		(81)	0	0	551		(782)		4	195		0	0	0	0		(11)	1,097	54
Short-term borrowings	784	122		(178)	0	0	789		(686)		6	175		0	0	0	0		(15)	997	44
Long-term debt	12,665	2,104	[2]	(2,607)	0	0	2,730	[2]	(2,387)	[2]	101	1,082	[2]	0	0	4	164	[2]	(167)	13,689	1,085
of which structured notes over one year and up to two years	528	315		(228)	0	0	544		(345)		11	58		0	0	0	9		(12)	880	37
of which structured notes over two years	11,800	1,774		(2,123)	0	0	1,974		(2,007)		77	1,006		0	0	4	156		(150)	12,511	1,050
of which high-trigger instruments	6	0		0	0	0	(2)		0		0	0		0	0	0	0		0	4	0
Other liabilities	1,341	37		(77)	35	(57)	75		(285)		(6)	32		0	163	0	0		(11)	1,247	2
Total liabilities at fair value [2]	18,862	2,458		(3,267)	423	(485)	4,685		(4,841)		182	1,720		0	163	4	196		(249)	19,851	1,756
Net assets/(liabilities) at fair value [2]	(2,513)	(1,307)		1,067	9,407	(10,084)	(3,070)		3,099		(249)	(855)		0	(164)	(4)	(196)	[2]	86	(4,783)	(816)	[2]
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues. As of 6M19, changes in net unrealized gains/(losses) of CHF (925), million and CHF 109 million were recorded in trading revenues and other revenues, respectively.

2 Prior period has been corrected.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Transfers in and out of level 3
Transfers into level 3 assets during 6M20 were CHF  4,564 million, primarily from trading assets, loans held-for-sale and loans. These transfers were primarily in the securitized products, credit and financing businesses due to limited observability of pricing data. Transfers out of level 3 assets during 6M20 were CHF  2,260 million, primarily in trading assets, loans and loans held-for-sale. These transfers were primarily in the credit, financing and equity derivatives businesses due to increased observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2Q20 were CHF  1,611 million, primarily from trading assets, loans held-for-sale and loans. These transfers were primarily in the securitized products, credit and equity derivatives businesses due to limited observability of pricing data. Transfers out of level 3 assets during 2Q20 were CHF  1,466 million, primarily in trading assets, loans and loans held-for-sale. These transfers were primarily in the credit, financing and equity derivatives businesses due to increased observability of pricing data and increased availability of pricing information from external providers.
Transfers out of level 3 liabilities of CHF  6,730 million in 6M20 and CHF  5,698 million in 2Q20 primarily reflected transfers of structured notes over two years arising from an enhancement to the assessment of the valuation significance of unobservable input parameters on equity linked issuances.
Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs
For level 3 assets with significant unobservable inputs of buyback probability, correlation, credit curve volatility, funding spread, mortality rate, price, recovery rate, volatility or volatility skew, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with significant unobservable inputs of credit spread, default rate, discount rate, gap risk, market implied life expectancy (for life settlement and premium finance instruments) or prepayment rate, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have an inverse impact on fair value. An increase in the significant unobservable inputs correlation, contingent probability, credit curve volatility, credit spread, gap risk, market implied life expectancy, price, recovery rate or volatility would increase the fair value. An increase in the significant unobservable inputs buyback probability, correlation, discount rate, fund gap risk, funding spread, mean reversion, mortality rate or prepayment rate would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2Q20	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	170	–	–		–	–	–
Trading assets	8,797
of which debt securities	3,198
of which foreign governments	163	Discounted cash flow	Credit spread, in bp		76	76	76
of which corporates	1,642
of which	509	Discounted cash flow	Credit spread, in bp		(7)	1,558	606
of which	302	Market comparable	Price, in %		0	207	104
of which	622	Option model	Correlation, in %		(50)	93	42
			Gap risk, in %		0	2	0
			Recovery rate, in %		40	40	40
			Volatility, in %		0	213	27
of which	54	Vendor price	Price, in actuals		0	1,373	1
of which RMBS	1,102	Discounted cash flow	Default rate, in %		0	14	2
			Discount rate, in %		1	40	7
			Loss severity, in %		0	100	32
			Prepayment rate, in %		0	35	9
of which equity securities	142	Vendor price	Price, in actuals		0	35,399	327
of which derivatives	4,101
of which interest rate products	639	Option model	Correlation, in %		(1)	100	73
			Prepayment rate, in %		1	27	9
			Volatility, in %		(30)	25	(2)
			Volatility skew, in %		(3)	0	(2)
of which foreign exchange products	138	Option model	Correlation, in %		5	70	29
			Prepayment rate, in %		23	27	25
of which equity/index-related products	1,067	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	93	55
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		(85)	213	16
of which credit derivatives	1,172
of which	1,026	Discounted cash flow	Correlation, in %		97	97	97
			Credit curve volatity, in %		60	103	89
			Credit spread, in bp		0	3,286	994
			Default rate, in %		1	5	3
			Discount rate, in %		3	30	20
			Funding spread, in bp		100	156	147
			Loss severity, in %		10	95	58
			Prepayment rate, in %		2	20	5
			Recovery rate, in %		0	40	19
of which	95	Market comparable	Price, in %		91	113	107
of which other derivatives	1,085	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		71	134	97
of which other trading assets	1,356
of which	881	Discounted cash flow	Market implied life expectancy, in years		3	14	8
of which	253	Market comparable	Price, in %		0	106	24
of which	204	Option model	Mortality rate, in %		0	70	6
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q20	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	2,839
of which other equity investments	1,765
of which	702	Discounted cash flow	Discount rate, in %	9	9	9
			Terminal growth rate, in %	3	3	3
of which	146	Market comparable	Price, in %	100	100	100
of which	857	Vendor price	Price, in actuals	1	912	282
of which life finance instruments	1,066	Discounted cash flow	Market implied life expectancy, in years	2	16	6
Loans	3,513
of which commercial and industrial loans	1,473
of which	912	Discounted cash flow	Credit spread, in bp	99	2,243	944
			Recovery rate, in %	25	40	29
of which	437	Market comparable	Price, in %	10	100	66
of which financial institutions	1,100
of which	923	Discounted cash flow	Credit spread, in bp	151	2,011	692
			Recovery rate, in %	25	40	26
of which	167	Market comparable	Price, in %	12	100	41
of which government and public institutions	447
of which	277	Discounted cash flow	Credit spread, in bp	625	866	712
			Recovery rate, in %	25	25	25
of which	157	Market comparable	Price, in %	62	62	62
Other intangible assets (mortgage servicing rights)	209	–	–	–	–	–
Other assets	2,581
of which loans held-for-sale	2,304
of which	323	Discounted cash flow	Credit spread, in bp	117	651	385
			Recovery rate, in %	0	40	24
of which	1,945	Market comparable	Price, in %	0	130	88
Total level 3 assets at fair value	18,109
1 Weighted average is calculated based on the fair value of the instruments.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q19	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	1	–	–		–	–	–
Trading assets	7,885
of which debt securities	1,923
of which foreign governments	198	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,128
of which	503	Market comparable	Price, in %		0	129	97
of which	913	Option model	Correlation, in %		(60)	100	63
			Gap risk, in %		0	2	0
			Volatility, in %		0	275	27
of which RMBS	317	Discounted cash flow	Default rate, in %		0	12	2
			Discount rate, in %		1	36	13
			Loss severity, in %		0	100	45
			Prepayment rate, in %		2	45	10
of which equity securities	197	Vendor price	Price, in actuals		0	36,760	383
of which derivatives	3,534
of which interest rate products	554	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	28	10
			Volatility skew, in %		(4)	6	(1)
of which foreign exchange products	152	Option model	Correlation, in %		5	70	30
			Prepayment rate, in %		23	28	25
of which equity/index-related products	1,040	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	64
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		0	275	30
of which credit derivatives	879
of which	691	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		2	1,033	150
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	16
			Funding spread, in bp		100	115	102
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	7	4
			Recovery rate, in %		0	40	26
of which	142	Market comparable	Price, in %		86	110	98
of which other derivatives	909	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		71	134	97
of which other trading assets	2,231
of which	856	Discounted cash flow	Market implied life expectancy, in years		2	15	7
of which	1,118	Market comparable	Price, in %		0	112	27
of which	233	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q19	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	2,523
of which other equity investments	1,463
of which	398	Discounted cash flow	Discount rate, in %	9	9	9
			Terminal growth rate, in %	3	3	3
of which	147	Market comparable	Price, in %	100	100	100
of which	857	Vendor price	Price, in actuals	1	869	231
of which life finance instruments	1,052	Discounted cash flow	Market implied life expectancy, in years	2	16	6
Loans	3,717
of which commercial and industrial loans	1,283
of which	996	Discounted cash flow	Credit spread, in bp	96	1,484	654
			Recovery rate, in %	25	25	25
of which	273	Market comparable	Price, in %	0	99	64
of which financial institutions	1,201
of which	984	Discounted cash flow	Credit spread, in bp	111	1,261	412
			Recovery rate, in %	25	25	25
of which	135	Market comparable	Price, in %	16	100	36
of which government and public institutions	831
of which	468	Discounted cash flow	Credit spread, in bp	457	526	500
			Recovery rate, in %	25	40	30
of which	166	Market comparable	Price, in %	62	62	62
Other intangible assets (mortgage servicing rights)	244	–	–	–	–	–
Other assets	1,846
of which loans held-for-sale	1,619
of which	501	Discounted cash flow	Credit spread, in bp	117	381	243
			Recovery rate, in %	0	1	1
of which	1,026	Market comparable	Price, in %	0	180	91
Total level 3 assets at fair value	16,216
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 liabilities at fair value
end of 2Q20	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	433	Option model	Correlation, in %		(6)	100	78
			Credit spread, in bp		81	145	140
			Mean reversion, in %	[2]	10	10	10
Obligation to return securities received as collateral	170	–	–		–	–	–
Trading liabilities	3,727
of which equity securities	70	Vendor price	Price, in actuals		0	323	1
of which derivatives	3,657
of which interest rate derivatives	211	Option model	Correlation, in %		(1)	100	65
			Prepayment rate, in %		1	27	6
of which foreign exchange derivatives	92
of which	9	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		190	190	190
of which	54	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		23	27	25
of which equity/index-related derivatives	1,401	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	93	49
			Volatility, in %		(85)	213	24
of which credit derivatives	1,558
of which	922	Discounted cash flow	Correlation, in %		38	45	41
			Credit curve volatility, in %		62	102	78
			Credit spread, in bp		1	5,394	475
			Default rate, in %		0	5	2
			Discount rate, in %		8	30	20
			Funding spread, in bp		100	174	132
			Loss severity, in %		0	95	59
			Prepayment rate, in %		0	7	5
			Recovery rate, in %		2	40	24
of which	586	Market comparable	Price, in %		89	113	99
of which	16	Option model	Correlation, in %		49	57	53
			Credit spread, in bp		29	3,232	430
1 Weighted average is calculated based on the fair value of the instruments.
2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2Q20	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Short-term borrowings	480
of which	68	Discounted cash flow	Credit spread, in bp		(28)	1,317	1,160
			Recovery rate, in %		35	40	40
of which	304	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	93	51
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		0	213	27
Long-term debt	8,491
of which structured notes over one year and up to two years	756
of which	42	Discounted cash flow	Credit spread, in bp		0	141	61
			Recovery rate, in %		25	25	25
of which	574	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	93	49
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		0	213	19
of which structured notes over two years	6,546
of which	1,601	Discounted cash flow	Credit spread, in bp		(28)	562	110
			Recovery rate, in %		5	49	33
of which	13	Market comparable	Price, in %		32	32	32
of which	4,802	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	93	45
			Gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	(10)	0	(6)
			Volatility, in %		0	213	23
of which high-trigger instruments	0	–	–		–	–	–
of which non-recourse liabilities	655	Market comparable	Price, in %		0	99	51
Other liabilities	1,201	–	–		–	–	–
Total level 3 liabilities at fair value	14,502
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 4Q19	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	474	Option model	Correlation, in %		0	100	77
			Credit spread, in bp		46	79	71
			Mean reversion, in %	[2]	10	10	10
Obligation to return securities received as collateral	1	–	–		–	–	–
Trading liabilities	3,854
of which equity securities	53	Vendor price	Price, in actuals		0	66	2
of which derivatives	3,801
of which interest rate derivatives	167	Option model	Correlation, in %		0	100	47
			Prepayment rate, in %		1	28	7
of which foreign exchange derivatives	98
of which	37	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		47	147	71
of which	12	Market comparable	Price, in %		100	100	100
of which	47	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		23	28	25
of which equity/index-related derivatives	1,921	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(60)	100	66
			Volatility, in %		0	275	26
of which credit derivatives	1,211
of which	745	Discounted cash flow	Correlation, in %		38	45	44
			Credit spread, in bp		2	1,041	142
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	15
			Funding spread, in bp		100	154	122
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		0	40	31
of which	412	Market comparable	Price, in %		89	110	99
of which	23	Option model	Correlation, in %		49	50	49
			Credit spread, in bp		17	1,225	270
Short-term borrowings	997
of which	56	Discounted cash flow	Credit spread, in bp		(40)	937	138
			Recovery rate, in %		40	40	40
of which	847	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	62
			Fund gap risk, in %	[4]	0	2	0
			Volatility, in %		1	275	39
Long-term debt	12,610
of which structured notes over one year and up to two years	891
of which	78	Discounted cash flow	Credit spread, in bp		(15)	3,206	246
			Recovery rate, in %		25	25	25
of which	813	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	100	64
			Fund gap risk, in %	[4]	0	2	0
			Volatility, in %		1	275	36
of which structured notes over two years	11,458
of which	1,141	Discounted cash flow	Credit spread, in bp		(12)	1,260	40
			Recovery rate, in %		25	40	29
of which	22	Market comparable	Price, in %		43	46	43
of which	9,972	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(60)	100	63
			Gap risk, in %	[4]	0	2	0
			Mean reversion, in %	[2]	(55)	0	(7)
			Volatility, in %		0	275	26
of which high-trigger instruments	5	–	–		–	–	–
Other liabilities	1,385	–	–		–	–	–
Total level 3 liabilities at fair value	19,321
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Qualitative discussion of the ranges of significant unobservable inputs
The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information on the Group’s qualitative discussion of the ranges of signification unobservable inputs.
Investment funds measured at net asset value per share
Certain investment funds are measured at net asset value per share.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information on investment funds measured at net asset value per share.
Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances.
> Refer to “Note 30 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 1Q20 for further information on assets and liabilities measured at fair value on a nonrecurring basis.
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. For instruments for which hedge accounting could not be achieved but for which the Group is economically hedged, the Group has generally elected the fair value option. Where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has generally utilized the fair value option to align its financial accounting to its risk management reporting.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information on the Group’s election of the fair value option.
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2Q20			4Q19
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448	78,323	125	85,556	85,463	93
Loans	13,231	14,326	(1,095)	12,662	13,104	(442)
Other assets [1]	8,398	10,999	(2,601)	9,710	12,006	(2,296)
Due to banks and customer deposits	(627)	(542)	(85)	(582)	(508)	(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,379)	(17,380)	1	(10,715)	(10,719)	4
Short-term borrowings	(12,079)	(12,523)	444	(11,333)	(11,187)	(146)
Long-term debt	(68,798)	(74,822)	6,024	(70,331)	(72,126)	1,795
Other liabilities	(659)	(1,667)	1,008	(709)	(1,681)	972

Non-performing and non-interest-earning loans [2]	904	3,759	(2,855)	543	3,235	(2,692)
1 Primarily loans held-for-sale.
2 Included in loans or other assets.
Gains and losses on financial instruments
	6M20		6M19
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	1	[1]	15	[1]
of which related to credit risk	(6)		6
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	789	[1]	1,495	[1]
Other investments [2]	205	[3]	171	[3]
of which related to credit risk	1		1
Loans	(247)	[3]	558	[1]
of which related to credit risk	(575)		74
Other assets	416	[3]	460	[3]
of which related to credit risk	(19)		111
Due to banks and customer deposits	(39)	[3]	(36)	[3]
of which related to credit risk	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(82)	[1]	(389)	[2]
Short-term borrowings	(16)	[3]	(559)	[3]
of which related to credit risk	1		1
Long-term debt [2]	1,270	[3]	(6,058)	[3]
of which related to credit risk	14		3
Other liabilities	(102)	[3]	76	[4]
of which related to credit risk	(124)		39
1 Primarily recognized in net interest income.
2 Prior period has been corrected.
3 Primarily recognized in trading revenues.
4 Primarily recognized in other revenues.
Gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities, which have been recorded in AOCI. The table includes both the amount of change during the period and the cumulative amount that was attributable to the changes in instrument-specific credit risk. In addition, the table includes the gains and losses related to instrument-specific credit risk, which were previously recorded in AOCI but have been transferred to net income during the period.
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2Q20	Cumulative	2Q19		2Q20	2Q19
Financial instruments (CHF million)
Customer deposits	(15)	(44)	(8)		0	0
Short-term borrowings	(24)	(78)	1		0	1
Long-term debt	(3,150)	(826)	(358)		22	79
of which treasury debt over two years	(1,632)	359	(278)		0	0
of which structured notes over two years	(1,253)	(1,159)	(36)		22	79
Total	(3,189)	(948)	(365)		22	80
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and fair value of financial instruments, which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q20 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,442	0	26,443	0	26,443
Investment securities	95	95	0	0	95
Loans	277,603	0	272,289	14,709	286,998
Other financial assets [1]	147,847	131,752	15,468	651	147,871
Financial liabilities
Due to banks and customer deposits	402,925	222,988	180,008	0	402,996
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,210	0	13,210	0	13,210
Short-term borrowings	15,308	0	15,319	0	15,319
Long-term debt	100,628	0	100,072	1,714	101,786
Other financial liabilities [2]	14,462	0	14,117	313	14,430
4Q19 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	0	21,441	0	21,441
Loans	280,568	0	278,337	11,562	289,899
Other financial assets [1]	114,543	101,600	12,225	720	114,545
Financial liabilities
Due to banks and customer deposits	396,867	189,419	207,453	0	396,872
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	0	16,818	0	16,818
Short-term borrowings	17,052	0	17,052	0	17,052
Long-term debt	81,674	0	83,018	1,123	84,141
Other financial liabilities [2]	15,867	0	15,705	168	15,873
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
29 Financial instruments
> Refer to “Note 30 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 and to “Note 34 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2019 for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 6M20	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	368	0	–		–		368
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	78,448	0	–		–		78,448
Securities received as collateral	36,103	6,206	170	–		–		42,479
Trading assets	78,208	190,604	8,797	(121,242)		510		156,877
of which debt securities	16,139	51,735	3,198	–		–		71,072
of which foreign government	15,775	11,180	163	–		–		27,118
of which corporates	41	9,541	1,642	–		–		11,224
of which RMBS	0	28,377	1,102	–		–		29,479
of which equity securities	52,416	2,201	142	–		510		55,269
of which derivatives	7,353	135,622	4,101	(121,242)		–		25,834
of which interest rate products	2,940	83,790	639	–		–		–
of which foreign exchange products	180	24,676	138	–		–		–
of which equity/index-related products	4,220	21,252	1,067	–		–		–
of which credit derivatives	0	4,928	1,172	–		–		–
of which other derivatives	5	142	1,085	–		–		–
of which other trading assets	2,300	1,046	1,356	–		–		4,702
Investment securities	0	487	0	–		–		487
Other investments	16	7	2,839	–		869		3,731
of which other equity investments	16	6	1,765	–		514		2,301
of which life finance instruments	0	1	1,066	–		–		1,067
Loans	0	9,718	3,513	–		–		13,231
of which commercial and industrial loans	0	3,624	1,473	–		–		5,097
of which financial institutions	0	3,803	1,100	–		–		4,903
of which government and public institutions	0	1,980	447	–		–		2,427
Other intangible assets (mortgage servicing rights)	0	0	209	–		–		209
Other assets	127	7,575	2,581	(962)		–		9,321
of which loans held-for-sale	0	4,421	2,304	–		–		6,725
Total assets at fair value	114,454	293,413	18,109	(122,204)		1,379		305,151
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M20	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	484	0	–		–		484
Customer deposits	0	3,170	433	–		–		3,603
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	17,473	0	–		–		17,473
Obligation to return securities received as collateral	36,103	6,206	170	–		–		42,479
Trading liabilities	31,233	138,801	3,727	(129,727)		6		44,040
of which debt securities	2,906	4,700	0	–		–		7,606
of which foreign government	3,395	415	0	–		–		3,810
of which equity securities	20,717	207	70	–		6		21,000
of which derivatives	7,610	133,894	3,657	(129,727)		–		15,434
of which interest rate products	2,886	82,003	211	–		–		–
of which foreign exchange products	175	27,592	92	–		–		–
of which equity/index-related products	4,531	18,117	1,401	–		–		–
of which credit derivatives	0	5,191	1,558	–		–		–
Short-term borrowings	0	11,599	480	–		–		12,079
Long-term debt	0	59,454	8,505	–		–		67,959
of which structured notes over one year and up to two years	0	11,783	756	–		–		12,539
of which structured notes over two years	0	28,148	6,546	–		–		34,694
of which high-trigger instruments	0	7,917	0	–		–		7,917
of which other subordinated bonds	0	7,205	345	–		–		7,550
of which non-recourse liabilities	0	1,148	655	–		–		1,803
Other liabilities	3	6,298	1,185	(121)		–		7,365
Total liabilities at fair value	67,339	243,485	14,500	(129,848)		6		195,482
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	356	0	–		–		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	85,556	0	–		–		85,556
Securities received as collateral	36,438	3,780	1	–		–		40,219
Trading assets	85,622	157,186	7,885	(97,606)		808		153,895
of which debt securities	19,430	45,677	1,923	–		–		67,030
of which foreign government	19,281	7,484	198	–		–		26,963
of which corporates	16	10,941	1,128	–		–		12,085
of which RMBS	0	23,199	317	–		–		23,516
of which equity securities	60,737	2,862	197	–		808		64,604
of which derivatives	3,539	108,263	3,534	(97,606)		–		17,730
of which interest rate products	1,091	66,763	554	–		–		–
of which foreign exchange products	23	21,754	152	–		–		–
of which equity/index-related products	2,417	13,918	1,040	–		–		–
of which credit derivatives	0	5,336	879	–		–		–
of which other derivatives	5	66	909	–		–		–
of which other trading assets	1,916	384	2,231	–		–		4,531
Investment securities	0	1,004	0	–		–		1,004
Other investments	24	5	2,523	–		996		3,548
of which other equity investments	24	5	1,463	–		589		2,081
of which life finance instruments	0	0	1,052	–		–		1,052
Loans	0	8,945	3,716	–		–		12,661
of which commercial and industrial loans	0	2,491	1,283	–		–		3,774
of which financial institutions	0	3,730	1,201	–		–		4,931
of which government and public institutions	0	2,200	830					3,030
Other intangible assets (mortgage servicing rights)	0	0	244	–		–		244
Other assets	101	8,902	1,846	(447)		–		10,402
of which loans held-for-sale	0	6,594	1,619	–		–		8,213
Total assets at fair value	122,185	265,734	16,215	(98,053)		1,804		307,885
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	322	0	–		–		322
Customer deposits	0	2,865	474	–		–		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,823	0	–		–		10,823
Obligation to return securities received as collateral	36,438	3,780	1	–		–		40,219
Trading liabilities	23,009	115,107	3,854	(103,786)		2		38,186
of which debt securities	3,636	5,286	0	–		–		8,922
of which foreign government	3,544	345	0	–		–		3,889
of which equity securities	15,628	109	53	–		2		15,792
of which derivatives	3,745	109,712	3,801	(103,786)		–		13,472
of which interest rate products	1,101	64,687	167	–		–		–
of which foreign exchange products	31	26,156	98	–		–		–
of which equity/index-related products	2,603	12,518	1,921	–		–		–
of which credit derivatives	0	5,963	1,211	–		–		–
Short-term borrowings	0	10,336	997	–		–		11,333
Long-term debt	0	56,657	12,749	–		–		69,406
of which structured notes over one year and up to two years	0	9,291	891	–		–		10,182
of which structured notes over two years	0	27,626	11,458	–		–		39,084
of which high-trigger instruments	0	7,621	5					7,626
of which other subordinated bonds	0	7,438	140	–		–		7,578
Other liabilities	0	6,650	1,367	(148)		–		7,869
Total liabilities at fair value	59,447	206,540	19,442	(103,934)		2		181,497
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M20	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	173	(1)	0	0	0	0	0	0	0	0	(3)	170	0
Trading assets	7,885	2,489	(1,502)	4,272	(4,657)	1,290	(1,625)	169	796	(1)	0	0	0	(319)	8,797	1,076
of which debt securities	1,923	1,654	(708)	2,527	(2,000)	0	0	59	(122)	0	0	0	0	(135)	3,198	(19)
of which foreign governments	198	32	(2)	33	(49)	0	0	1	(5)	0	0	0	0	(45)	163	(5)
of which corporates	1,128	559	(564)	1,718	(1,230)	0	0	67	42	0	0	0	0	(78)	1,642	96
of which RMBS	317	902	(70)	557	(525)	0	0	(4)	(70)	0	0	0	0	(5)	1,102	(55)
of which equity securities	197	16	(21)	38	(18)	0	0	0	(67)	0	0	0	0	(3)	142	85
of which derivatives	3,534	719	(629)	0	0	1,290	(1,606)	111	834	(1)	0	0	0	(151)	4,101	999
of which interest rate products	554	99	(69)	0	0	81	(49)	(22)	71	(1)	0	0	0	(25)	639	108
of which foreign exchange derivatives	152	21	(15)	0	0	9	(24)	(2)	0	0	0	0	0	(3)	138	(5)
of which equity/index-related products	1,040	220	(240)	0	0	345	(597)	35	345	0	0	0	0	(81)	1,067	361
of which credit derivatives	879	379	(305)	0	0	700	(771)	100	211	0	0	0	0	(21)	1,172	325
of which other derivatives	909	0	0	0	0	155	(165)	0	207	0	0	0	0	(21)	1,085	210
of which other trading assets	2,231	100	(144)	1,707	(2,639)	0	(19)	(1)	151	0	0	0	0	(30)	1,356	11
Other investments	2,523	2	0	371	(107)	0	0	0	95	0	(19)	0	0	(26)	2,839	38
of which other equity investments	1,463	1	0	354	(19)	0	0	0	(11)	0	(18)	0	0	(5)	1,765	(35)
of which life finance instruments	1,052	0	0	17	(88)	0	0	0	106	0	0	0	0	(21)	1,066	74
Loans [2]	3,835	641	(375)	90	(479)	742	(569)	38	(336)	0	0	0	0	(74)	3,513	(296)
of which commercial and industrial loans [2]	1,402	390	(137)	45	(282)	447	(173)	3	(194)	0	0	0	0	(28)	1,473	(205)
of which financial institutions	1,201	44	(94)	0	(32)	275	(211)	13	(70)	0	0	0	0	(26)	1,100	(77)
of which government and public institutions	830	15	(144)	0	(163)	3	(56)	22	(47)	0	0	0	0	(13)	447	(8)
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(31)	0	0	(4)	209	(31)
Other assets	1,846	1,432	(383)	2,400	(2,260)	282	(543)	16	(60)	0	0	0	0	(149)	2,581	(6)
of which loans held-for-sale	1,619	1,409	(339)	2,373	(2,259)	282	(543)	(8)	(87)	0	0	0	0	(143)	2,304	(87)
Total assets at fair value	16,334	4,564	(2,260)	7,306	(7,504)	2,314	(2,737)	223	495	(1)	(50)	0	0	(575)	18,109	781
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	35	0	0	0	(22)	(27)	433	9
Obligation to return securities received as collateral	1	0	0	173	(1)	0	0	0	0	0	0	0	0	(3)	170	0
Trading liabilities	3,854	513	(904)	210	(195)	1,602	(1,276)	184	(151)	(5)	0	0	0	(105)	3,727	577
of which equity securities	53	16	0	207	(189)	0	0	0	(15)	0	0	0	0	(2)	70	0
of which derivatives	3,801	497	(904)	0	(3)	1,602	(1,276)	184	(136)	(5)	0	0	0	(103)	3,657	575
of which interest rate derivatives	167	37	(37)	0	0	16	(25)	(1)	64	(5)	0	0	0	(5)	211	84
of which foreign exchange derivatives	98	2	(1)	0	0	10	(56)	0	42	0	0	0	0	(3)	92	47
of which equity/index-related derivatives	1,921	126	(493)	0	0	585	(486)	69	(262)	0	0	0	0	(59)	1,401	274
of which credit derivatives	1,211	333	(373)	0	0	896	(574)	117	(21)	0	0	0	0	(31)	1,558	135
Short-term borrowings	997	52	(200)	0	0	470	(706)	(2)	(118)	0	0	0	0	(13)	480	(40)
Long-term debt	12,749	1,720	(5,514)	0	0	4,294	(3,614)	461	(1,241)	0	0	87	(165)	(272)	8,505	(107)
of which structured notes over one year and up to two years	891	186	(423)	0	0	632	(435)	28	(111)	0	0	1	5	(18)	756	(30)
of which structured notes over two years	11,458	707	(5,077)	0	0	3,631	(3,140)	433	(1,138)	0	0	87	(170)	(245)	6,546	(89)
of which high-trigger instruments	5	0	0	0	0	0	(5)	0	0	0	0	0	0	0	0	0
of which other subordinated bonds	140	210	0	0	0	0	0	0	0	0	0	(1)	0	(4)	345	3
of which non-recourse liabilities	34	617	(11)	0	0	31	(21)	0	5	0	0	0	0	0	655	5
Other liabilities	1,367	168	(112)	195	(227)	64	(283)	(27)	(17)	0	84	0	0	(27)	1,185	44
Total liabilities at fair value	19,442	2,453	(6,730)	578	(423)	6,430	(5,906)	616	(1,492)	(5)	84	87	(187)	(447)	14,500	483
Net assets/(liabilities) at fair value	(3,108)	2,111	4,470	6,728	(7,081)	(4,116)	3,169	(393)	1,987	4	(134)	(87)	187	(128)	3,609	298
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M20, changes in net unrealized gains/(losses) of CHF 284 million and CHF (36) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (50) million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 119 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
											Trading revenues			Other revenues		Accumulated other comprehensive income
6M19	Balance at beginning of period	Transfers in		Transfers out	Purchases	Sales	Issuances		Settlements		On transfers out	On all other		On transfers out	On all other	On transfers out	On all other		Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	30	0		0	0	(26)	0		0		0	0		0	0	0	0		0	4	0
Trading assets	8,980	705		(1,697)	8,831	(9,435)	556		(838)		(75)	721		0	0	0	0		(96)	7,652	710
of which debt securities	2,242	484		(874)	1,597	(1,777)	0		0		16	50		0	0	0	0		(27)	1,711	163
of which foreign governments	232	0		(43)	68	(56)	0		0		3	3		0	0	0	0		(1)	206	1
of which corporates	1,260	384		(568)	1,055	(1,234)	0		0		16	6		0	0	0	0		(18)	901	158
of which RMBS	432	52		(216)	421	(379)	0		0		(1)	41		0	0	0	0		(5)	345	0
of which equity securities	132	39		(37)	57	(38)	0		0		0	4		0	0	0	0		(2)	155	(1)
of which derivatives	3,298	140		(417)	0	0	556		(818)		(88)	405		0	0	0	0		(42)	3,034	507
of which interest rate products	507	23		(9)	0	0	52		(42)		2	(6)		0	0	0	0		(15)	512	(31)
of which foreign exchange derivatives	258	11		(10)	0	0	8		(9)		0	(30)		0	0	0	0		(3)	225	(17)
of which equity/index-related products	1,054	48		(333)	0	0	199		(259)		(84)	133		0	0	0	0		(6)	752	289
of which credit derivatives	673	58		(65)	0	0	150		(360)		(7)	211		0	0	0	0		(7)	653	140
of which other derivatives	806	0		0	0	0	147		(148)		1	97		0	0	0	0		(11)	892	126
of which other trading assets	3,308	42		(369)	7,177	(7,620)	0		(20)		(3)	262		0	0	0	0		(25)	2,752	41
Other investments	1,309	48		(5)	33	(110)	0		0		0	100		0	6	0	0		(12)	1,369	207
of which life finance instruments	1,067	0		0	20	(88)	0		0		0	96		0	0	0	0		(10)	1,085	98
Loans	4,324	296		(320)	19	(190)	769		(726)		8	20		0	0	0	0		(37)	4,163	30
of which commercial and industrial loans	1,949	81		(184)	19	(118)	76		(198)		5	1		0	0	0	0		(13)	1,618	21
of which financial institutions	1,391	215		0	0	(71)	185		(503)		(1)	15		0	0	0	0		(4)	1,227	14
of which real estate	515	0		(78)	0	0	260		(11)		1	10		0	0	0	0		(10)	687	10
Other intangible assets (mortgage servicing rights)	163	0		0	9	0	0		0		0	0		0	(7)	0	0		(3)	162	(7)
Other assets	1,543	102		(178)	938	(808)	290		(178)		0	24		0	0	0	0		(15)	1,718	0
of which loans held-for-sale	1,235	96		(125)	903	(805)	290		(178)		1	45		0	0	0	0		(13)	1,449	10
Total assets at fair value	16,349	1,151		(2,200)	9,830	(10,569)	1,615		(1,742)		(67)	865		0	(1)	0	0		(163)	15,068	940
Liabilities (CHF million)
Customer deposits	453	0		0	0	0	0		0		0	31		0	0	0	32		(21)	495	31
Obligation to return securities received as collateral	30	0		0	0	(26)	0		0		0	0		0	0	0	0		0	4	0
Trading liabilities	3,589	195		(405)	388	(402)	1,091		(1,483)		81	400		0	0	0	0		(35)	3,419	594
of which debt securities	25	9		(8)	12	(32)	0		0		0	0		0	0	0	0		0	6	0
of which equity securities	37	9		0	376	(368)	0		0		0	(1)		0	0	0	0		0	53	0
of which derivatives	3,527	177		(397)	0	(2)	1,091		(1,483)		81	401		0	0	0	0		(35)	3,360	594
of which interest rate derivatives	189	5		(2)	0	0	21		(17)		0	23		0	0	0	0		(3)	216	28
of which foreign exchange derivatives	160	14		(10)	0	0	2		(24)		(1)	(9)		0	0	0	0		1	133	(12)
of which equity/index-related derivatives	1,500	77		(303)	0	0	380		(504)		78	239		0	0	0	0		(18)	1,449	539
of which credit derivatives	1,140	81		(81)	0	0	551		(782)		4	195		0	0	0	0		(11)	1,097	54
Short-term borrowings	784	122		(178)	0	0	789		(686)		6	175		0	0	0	0		(15)	997	44
Long-term debt	12,671	2,104	[2]	(2,483)	0	0	2,754	[2]	(2,387)	[2]	101	1,067	[2]	0	0	4	164	[2]	(169)	13,826	1,085
of which structured notes over one year and up to two years	528	315		(228)	0	0	544		(345)		11	58		0	0	0	9		(12)	880	37
of which structured notes over two years	11,800	1,774		(2,123)	0	0	1,974		(2,007)		77	1,006		0	0	4	156		(150)	12,511	1,050
of which high-trigger instruments	6	0		0	0	0	(1)		0		0	0		0	0	0	0		0	5	0
Other liabilities	1,327	37		(77)	35	(57)	75		(280)		(6)	30		0	161	0	0		(11)	1,234	1
Total liabilities at fair value	18,854	2,458		(3,143)	423	(485)	4,709		(4,836)		182	1,703		0	161	4	196		(251)	19,975	1,755
Net assets/(liabilities) at fair value	(2,505)	(1,307)		943	9,407	(10,084)	(3,094)		3,094		(249)	(838)		0	(162)	(4)	(196)		88	(4,907)	(815)	[2]
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues. As of 6M19, changes in net unrealized gains/(losses) of CHF (924) million and CHF 109 million were recorded in trading revenues and other revenues, respectively.

2 Prior period has been corrected.

Quantitative information about level 3 assets at fair value
end of 6M20	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	170	–	–		–	–	–
Trading assets	8,797
of which debt securities	3,198
of which foreign governments	163	Discounted cash flow	Credit spread, in bp		76	76	76
of which corporates	1,642
of which	509	Discounted cash flow	Credit spread, in bp		(7)	1,558	606
of which	302	Market comparable	Price, in %		0	207	104
of which	622	Option model	Correlation, in %		(50)	93	42
			Gap risk, in %	[2]	0	2	0
			Recovery rate, in %		40	40	40
			Volatility, in %		0	213	27
of which	54	Vendor price	Price, in actuals		0	1,373	1
of which RMBS	1,102	Discounted cash flow	Default rate, in %		0	14	2
			Discount rate, in %		1	40	7
			Loss severity, in %		0	100	32
			Prepayment rate, in %		0	35	9
of which equity securities	142	Vendor price	Price, in actuals		0	35,399	327
of which derivatives	4,101
of which interest rate products	639	Option model	Correlation, in %		(1)	100	73
			Prepayment rate, in %		1	27	9
			Volatility, in %		(30)	25	(2)
			Volatility skew, in %		(3)	0	(2)
of which foreign exchange products	138	Option model	Correlation, in %		5	70	29
			Prepayment rate, in %		23	27	25
of which equity/index-related products	1,067	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	93	55
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		(85)	213	16
of which credit derivatives	1,172
of which	1,026	Discounted cash flow	Correlation, in %		97	97	97
			Credit curve volatility, in %		60	103	89
			Credit spread, in bp		0	3,286	994
			Default rate, in %		1	5	3
			Discount rate, in %		3	30	20
			Funding spread, in bp		100	156	147
			Loss severity, in %		10	95	58
			Prepayment rate, in %		2	20	5
			Recovery rate, in %		0	40	19
of which	95	Market comparable	Price, in %		91	113	107
of which other derivatives	1,085	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		71	134	97
of which other trading assets	1,356
of which	881	Discounted cash flow	Market implied life expectancy, in years		3	14	8
of which	253	Market comparable	Price, in %		0	106	24
of which	204	Option model	Mortality rate, in %		0	70	6
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 6M20	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	2,839
of which other equity investments	1,765
of which	702	Discounted cash flow	Discount rate, in %	9	9	9
			Terminal growth rate, in %	3	3	3
of which	146	Market comparable	Price, in %	100	100	100
of which	857	Vendor price	Price, in actuals	1	912	282
of which life finance instruments	1,066	Discounted cash flow	Market implied life expectancy, in years	2	16	6
Loans	3,513
of which commercial and industrial loans	1,473
of which	912	Discounted cash flow	Credit spread, in bp	99	2,243	944
			Recovery rate, in %	25	40	29
of which	437	Market comparable	Price, in %	10	100	66
of which financial institutions	1,100
of which	923	Discounted cash flow	Credit spread, in bp	151	2,011	692
			Recovery rate, in %	25	40	26
of which	167	Market comparable	Price, in %	12	100	41
of which government and public institutions	447
of which	277	Discounted cash flow	Credit spread, in bp	625	866	712
			Recovery rate, in %	25	25	25
of which	157	Market comparable	Price, in %	62	62	62
Other intangible assets (mortgage servicing rights)	209	–	–	–	–	–
Other assets	2,581
of which loans held-for-sale	2,304
of which	323	Discounted cash flow	Credit spread, in bp	117	651	385
			Recovery rate, in %	0	40	24
of which	1,945	Market comparable	Price, in %	0	130	68
Total level 3 assets at fair value	18,109
1 Weighted average is calculated based on the fair value of the instruments.
Quantitative information about level 3 assets at fair value (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	1	–	–		–	–	–
Trading assets	7,885
of which debt securities	1,923
of which foreign governments	198	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,128
of which	503	Market comparable	Price, in %		0	129	97
of which	913	Option model	Correlation, in %		(60)	100	63
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		0	275	27
of which RMBS	317	Discounted cash flow	Default rate, in %		0	12	2
			Discount rate, in %		1	36	13
			Loss severity, in %		0	100	46
			Prepayment rate, in %		2	45	10
of which equity securities	197	Vendor price	Price, in actuals		0	36,760	383
of which derivatives	3,534
of which interest rate products	554	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	28	10
			Volatility skew, in %		(4)	6	(1)
of which foreign exchange products	152	Option model	Correlation, in %		5	70	30
			Prepayment rate, in %		23	28	25
of which equity/index-related products	1,040	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	64
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		0	275	30
of which credit derivatives	879
of which	691	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		2	1,033	150
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	16
			Funding spread, in bp		100	115	102
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	7	4
			Recovery rate, in %		0	40	26
of which	142	Market comparable	Price, in %		86	110	98
of which other derivatives	909	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		71	134	97
of which other trading assets	2,231
of which	856	Discounted cash flow	Market implied life expectancy, in years		2	15	7
of which	1,118	Market comparable	Price, in %		0	112	27
of which	233	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2019	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	2,523
of which other equity investments	1,463
of which	398	Discounted cash flow	Discount rate, in %	9	9	9
			Terminal growth rate, in %	3	3	3
of which	147	Market comparable	Price, in %	100	100	100
of which	857	Vendor price	Price, in actuals	1	869	231
of which life finance instruments	1,052	Discounted cash flow	Market implied life expectancy, in years	2	16	6
Loans	3,716
of which commercial and industrial loans	1,283
of which	996	Discounted cash flow	Credit spread, in bp	96	1,484	654
			Recovery rate, in %	25	25	25
of which	273	Market comparable	Price, in %	0	99	64
of which financial institutions	1,201
of which	984	Discounted cash flow	Credit spread, in bp	111	1,261	412
			Recovery rate, in %	25	25	25
of which	135	Market comparable	Price, in %	16	100	36
of which government and public institutions	830
of which	468	Discounted cash flow	Credit spread, in bp	457	526	500
			Recovery rate, in %	25	40	30
of which	166	Market comparable	Price, in %	62	62	62
Other intangible assets (mortgage servicing rights)	244	–	–	–	–	–
Other assets	1,846
of which loans held-for-sale	1,619
of which	501	Discounted cash flow	Credit spread, in bp	117	381	243
			Recovery rate, in %	0	1	1
of which	1,026	Market comparable	Price, in %	0	180	91
Total level 3 assets at fair value	16,215
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 liabilities at fair value
end of 6M20	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	433	Option model	Correlation, in %		(6)	100	78
			Credit spread, in bp		81	145	140
			Mean revision, in %	[2]	10	10	10
Obligation to return securities received as collateral	170	–	–		–	–	–
Trading liabilities	3,727
of which equity securities	70	Vendor price	Price, in actuals		0	323	1
of which derivatives	3,657
of which interest rate derivatives	211	Option model	Correlation, in %		(1)	100	65
			Prepayment rate, in %		1	27	6
of which foreign exchange derivatives	92
of which	9	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		190	190	190
of which	54	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		23	27	25
of which equity/index-related derivatives	1,401	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	93	49
			Volatility, in %		(85)	213	24
of which credit derivatives	1,558
of which	922	Discounted cash flow	Correlation, in %		38	45	41
			Credit curve volatility, in %		62	102	78
			Credit spread, in bp		1	5,394	475
			Default rate, in %		0	5	2
			Discount rate, in %		8	30	20
			Funding spread, in bp		100	174	132
			Loss severity, in %		0	95	59
			Prepayment rate, in %		0	7	5
			Recovery rate, in %		2	40	24
of which	586	Market comparable	Price, in %		89	113	99
of which	16	Option model	Correlation, in %		49	57	53
			Credit spread, in bp		29	3,232	430
1 Weighted average is calculated based on the fair value of the instruments.
2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 6M20	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Short-term borrowings	480
of which	68	Discounted cash flow	Credit spread, in bp		(28)	1,317	1,160
			Recovery rate, in %		35	40	40
of which	304	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	93	51
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		0	213	27
Long-term debt	8,505
of which structured notes over one year and up to two years	756
of which	42	Discounted cash flow	Credit spread, in bp		0	141	61
			Recovery rate, in %		25	25	25
of which	574	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	93	49
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		0	213	19
of which structured notes over two years	6,546
of which	1,601	Discounted cash flow	Credit spread, in bp		(28)	562	110
			Recovery rate, in %		5	49	33
of which	13	Market comparable	Price, in %		32	32	32
of which	4,802	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	93	45
			Gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	(10)	0	(6)
			Volatility, in %		0	213	23
of which other subordinated bonds	345	–	–		–	–	–
of which non-recourse liabilities	655	Market comparable	Price, in %		0	99	51
Other liabilities	1,185	–	–		–	–	–
Total level 3 liabilities at fair value	14,500
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	474	Option model	Correlation, in %		0	100	77
			Credit spread, in bp		46	79	71
			Mean revision, in %	[2]	10	10	10
Obligation to return securities received as collateral	1	–	–		–	–	–
Trading liabilities	3,854
of which equity securities	53	Vendor price	Price, in actuals		0	66	2
of which derivatives	3,801
of which interest rate derivatives	167	Option model	Correlation, in %		0	100	47
			Prepayment rate, in %		1	28	7
of which foreign exchange derivatives	98
of which	37	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		47	147	71
of which	12	Market comparable	Price, in %		100	100	100
of which	47	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		23	28	25
of which equity/index-related derivatives	1,921	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(60)	100	66
			Volatility, in %		0	275	26
of which credit derivatives	1,211
of which	745	Discounted cash flow	Correlation, in %		38	45	44
			Credit spread, in bp		2	1,041	142
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	15
			Funding spread, in bp		100	154	122
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		0	40	31
of which	412	Market comparable	Price, in %		89	110	99
of which	23	Option model	Correlation, in %		49	50	49
			Credit spread, in bp		17	1,225	270
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Short-term borrowings	997
of which	56	Discounted cash flow	Credit spread, in bp		(40)	937	138
			Recovery rate, in %		40	40	40
of which	847	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	62
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		1	275	39
Long-term debt	12,749
of which structured notes over one year and up to two years	891
of which	78	Discounted cash flow	Credit spread, in bp		(15)	3,206	246
			Recovery rate, in %		25	25	25
of which	813	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	100	64
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		1	275	36
of which structured notes over two years	11,458
of which	1,141	Discounted cash flow	Credit spread, in bp		(12)	1,260	40
			Recovery rate, in %		25	40	29
of which	22	Market comparable	Price, in %		43	46	43
of which	9,972	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(60)	100	63
			Gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	(55)	0	(7)
			Volatility, in %		0	275	26
of which high-trigger instruments	5	–	–		–	–	–
of which other subordinated bonds	140	–	–		–	–	–
Other liabilities	1,367	–	–		–	–	–
Total level 3 liabilities at fair value	19,442
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Difference between the fair value and the unpaid principal balances of fair value option-elected financial instruments
	6M20			2019
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448	78,323	125	85,556	85,463	93
Loans	13,231	14,326	(1,095)	12,661	13,103	(442)
Other assets [1]	8,398	10,999	(2,601)	9,710	12,006	(2,296)
Due to banks and customer deposits	(627)	(542)	(85)	(582)	(508)	(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,473)	(17,474)	1	(10,823)	(10,827)	4
Short-term borrowings	(12,079)	(12,523)	444	(11,333)	(11,187)	(146)
Long-term debt	(67,959)	(73,956)	5,997	(69,406)	(71,177)	1,771
Other liabilities	(659)	(1,667)	1,008	(709)	(1,681)	972

Non-performing and non-interest-earning loans [2]	904	3,759	(2,855)	543	3,235	(2,692)
1 Primarily loans held-for-sale.
2 Included in loans or other assets.
Gains and losses on financial instruments
	6M20		6M19
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	1	[1]	15	[1]
of which related to credit risk	(6)		6
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	789	[1]	1,495	[1]
Other investments [2]	205	[3]	171	[3]
of which related to credit risk	1		1
Loans	(247)	[3]	558	[1]
of which related to credit risk	(575)		74
Other assets	416	[1]	460	[3]
of which related to credit risk	(19)		111
Due to banks and customer deposits	(39)	[3]	(36)	[3]
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(82)	[1]	(389)	[1]
Short-term borrowings	(16)	[3]	(559)	[3]
of which related to credit risk	1		1
Long-term debt [2]	1,842	[3]	(5,689)	[3]
of which related to credit risk	14		3
Other liabilities	(102)	[3]	76	[4]
of which related to credit risk	(124)		39
1 Primarily recognized in net interest income.
2 Prior period has been corrected.
3 Primarily recognized in trading revenues.
4 Primarily recognized in other revenues.
Gains/(losses) attributable to changes in investment-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	6M20	Cumulative	6M19		6M20	6M19
Financial instruments (CHF million)
Customer deposits	23	(44)	(34)		0	0
Short-term borrowings	(22)	(78)	1		0	1
Long-term debt	1,723	(813)	(1,476)		99	109
of which treasury debt over two years	1,306	383	(652)		0	0
of which structured notes over two years	300	(1,170)	(670)		99	109
Total	1,724	(935)	(1,509)		99	110
1 Amounts are reflected gross of tax.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M20 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,442	0	26,443	0	26,443
Investment securities	95	95	0	0	95
Loans	285,219	0	279,870	14,709	294,579
Other financial assets [1]	147,190	130,968	15,575	651	147,194
Financial liabilities
Due to banks and customer deposits	404,023	223,722	180,374	0	404,096
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,210	0	13,210	0	13,210
Short-term borrowings	15,783	0	15,794	0	15,794
Long-term debt	100,595	0	100,576	1,638	102,214
Other financial liabilities [2]	14,739	0	14,394	313	14,707
2019 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	0	21,441	0	21,441
Loans	287,815	0	285,575	11,562	297,137
Other financial assets [1]	114,267	100,765	12,769	719	114,253
Financial liabilities
Due to banks and customer deposits	398,032	190,251	207,786	0	398,037
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	0	16,818	0	16,818
Short-term borrowings	17,536	0	17,536	0	17,536
Long-term debt	81,593	0	83,081	1,123	84,204
Other financial liabilities [2]	16,508	0	16,343	168	16,511
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.